Risk Management - Disclosure of analysis of derivative assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Credit derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	£ 1,881,446	£ 1,861,159
Counterparty netting	197,720	233,440
Cash collateral held	36,936	38,533
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	252,459	293,530
Counterparty netting	194,743	230,434
Net exposure	57,716	63,096
Cash collateral held	30,758	30,637
Net exposure less collateral	26,958	32,459
Derivatives | Foreign exchange derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	76,887	126,098
Counterparty netting	58,029	98,677
Net exposure	18,858	27,421
Derivatives | Interest rate derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	93,241	95,796
Counterparty netting	65,415	70,138
Net exposure	27,826	25,658
Derivatives | Credit derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	7,851	6,898
Counterparty netting	6,350	5,728
Net exposure	1,501	1,170
Derivatives | Equity and stock index derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	72,339	62,912
Counterparty netting	63,100	54,237
Net exposure	9,239	8,675
Derivatives | Commodity derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	2,141	1,826
Counterparty netting	1,849	1,654
Net exposure	£ 292	£ 172